LORD ABBETT TRUST I

Lord Abbett Short Duration High Yield Fund

Supplement dated April 1, 2021 to the

Prospectus and Statement of Additional Information dated December 1, 2020

The following table replaces the table in the subsection under “Short Duration High Yield Fund - Management – Portfolio Managers” on page 22 of the prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Steven F. Rocco, Partner and Co-Head of Taxable Fixed Income	2020
Christopher J. Gizzo, Managing Director and Portfolio Manager	2020
Karen J. Gunnerson, Portfolio Manager	2021

The following paragraph replaces the fifth paragraph under “Management and Organization of the Funds – Portfolio Managers” on page 49 of the prospectus:

Short Duration High Yield Fund. Steven F. Rocco, Partner and Co-Head of Taxable Fixed Income, heads the Fund’s team. Mr. Rocco joined Lord Abbett in 2004. Additional members of the Fund’s team are Christopher J. Gizzo, Managing Director and Portfolio Manager, and Karen J. Gunnerson, Portfolio Manager. Ms. Gunnerson was formerly an Investment Grade Credit Desk Strategist at RBC Capital Markets from 2016 to 2017. Mr. Gizzo and Ms. Gunnerson joined Lord Abbett in 2008 and 2017, respectively. Messrs. Rocco and Gizzo, and Ms. Gunnerson are jointly and primarily responsible for the day-to-day management of the Fund.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Other Accounts Managed” beginning on page 7-1 of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Short Duration High Yield Fund[1]
Steven F. Rocco[2]	6	28,853	7	1,598	20	6,465
Christopher J. Gizzo[2]	5	10,817	2	379	21	4,780
[1]	Karen J. Gunnerson was newly added to the Fund effective April 1, 2021 and her other accounts managed will be reported in a future filing.
[2]	Data as of October 30, 2020.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Holdings of Portfolio Managers” beginning on page 7-1 of the SAI:

Ownership of Securities	Aggregate Dollar Range of Securities
Short Duration High Yield Fund[1]
Steven F. Rocco	$0
Christopher J. Gizzo	$0
Karen J. Gunnerson[2]	N/A
[1]	The Fund commenced operations on April 22, 2020.
[2]	Karen J. Gunnerson was newly added to the Fund effective April 1, 2021 and her aggregate dollar will be reported in a future filing.

Please retain this document for your future reference.

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